Stockholders Deficit (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Estimated stock price		$ 1.89	$ 1.64
Exercise price		$ 1.64	$ 1.64
Dividend yield	0.00%	0.00%	0.00%
Expected life			5 years
Expected Volatility	69.00%	39.00%	70.00%
Risk free interest rate	4.23%	0.00%	4.06%
Minimum [Member]
Estimated stock price	$ 1.49
Exercise price	$ 1.49
Expected life	5 years	5 years
Maximum [Member]
Estimated stock price	$ 6.59
Exercise price	$ 6.59
Expected life	10 years	10 years